Business Combinations - Results of operations related to the rigs (Details) - Aquadrill LLC - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Business Combination Segment Allocation [Line Items]
Operating revenue	$ 414	$ 758
Net income	82	121
Tender Rigs
Business Combination Segment Allocation [Line Items]
Operating revenue	6	12
Net income	$ (2)	$ (3)